Tax Situation - Summary of Income Tax Expense (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax	S/ 53,134	S/ 114,240	S/ 151,039
Deferred income tax (Note 24)	5,310	189,131	(26,938)
Total	58,444	303,371	124,101
(-) Discontinued operations			(13,108)
Income tax	S/ 58,444	S/ 303,371	S/ 110,993